Acquisition of Two Greater China Intermodal Investments LLC Subsidiaries (Tables)	9 Months Ended
Sep. 30, 2016
GCI [Member]
Schedule of Assets Acquired

The aggregate purchase price was $107,500,000, which was settled by a reduction of the Company’s demand loan with Greater China Intermodal Investments LLC (“GCI”), its equity investee, and was allocated to the assets acquired as follows:

Vessels under construction	$90,802
Other assets (bareboat charters)	12,798
Accounts receivable	3,900
Assets acquired	$107,500